Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)

17. Selected Quarterly Financial Data (Unaudited)

The following is selected quarterly financial data as of and for the periods ending:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2016
Balance sheet data:
Cash	$4,572,750	$3,751,570	$678,855	$4,609,332
Total assets	6,780,830	6,303,153	3,282,549	7,578,326
Total non-current liabilities	3,132,372	3,134,593	2,793,258	2,526,113
Total shareholders’ equity	(489,231)	(419,402)	(4,556,158)	658,661
Statement of operations and comprehensive loss data:
Net revenues	$221,369	$662,860	$1,047,280	$1,291,587
Cost of revenues	1,474,790	1,669,571	1,876,288	1,899,462
Research and development expenses	728,076	716,279	600,613	668,399
General and administrative expenses	1,487,224	1,517,664	1,918,543	1,636,994
Sales and marketing expenses	1,304,899	1,291,709	1,278,455	1,179,167
Loss from operations	(4,773,620)	(4,532,363)	(4,626,619)	(4,092,435)
Net loss	$(4,875,198)	$(4,594,174)	$(4,743,076)	$(4,186,874)
Net loss per common share:[1]
Basic	$(22.27)	$(17.89)	$(16.99)	$(8.04)

Diluted	$(22.27)	$(17.89)	$(16.99)	$(8.04)

Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic	218,900	256,742	279,023	520,668

Diluted	218,900	256,742	279,023	520,668

[1]

Basic and diluted net loss per common share are computed independently for each of the components and quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net loss per common share.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2017
Balance sheet data:
Cash	$14,042,388	$10,000,155	$5,879,025	$2,146,611
Total assets	17,933,413	14,653,193	11,120,215	7,378,906
Total non-current liabilities	2,062,544	1,561,520	1,255,939	1,421,527
Total shareholders’ equity	10,418,069	7,342,257	4,026,079	1,296,034
Statement of operations and comprehensive loss data:
Net revenues	$1,683,065	$1,278,961	$1,111,411	$995,226
Cost of revenues	2,129,454	2,368,705	2,487,054	2,359,909
Research and development expenses	757,258	841,991	856,698	908,800
General and administrative expenses	1,906,635	1,798,026	1,834,771	1,650,097
Sales and marketing expenses	1,278,311	1,746,867	1,675,852	1,642,941
Loss from operations	(4,388,593)	(5,476,628)	(5,742,964)	(5,566,521)
Net loss	$(4,432,707)	$(5,693,151)	$(5,821,306)	$(5,666,573)
Net loss per common share:[1]
Basic	$(6.27)	$(6.32)	$(5.85)	$(5.36)

Diluted	$(6.27)	$(6.32)	$(5.85)	$(5.36)

Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic	707,389	901,007	995,254	1,058,055

Diluted	707,389	901,007	995,254	1,058,055

[1]

Basic and diluted net loss per common share are computed independently for each of the components and quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net loss per common share.